Offerings - Offering: 1	Oct. 07, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered	4,000,000
Proposed Maximum Offering Price per Unit	2.72
Maximum Aggregate Offering Price	$ 10,880,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,665.73
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
also covers such indeterminable number of additional shares of 3D System Corporation (the “Registrant”) common stock, par value $0.001 per share (“Common Stock”), as may become issuable under the Amended and Restated 2015 Incentive Plan of 3D Systems Corporation (the “Plan”) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(2)	Registers shares of Common Stock to be issued pursuant to future awards under the Plan.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on October 1, 2024.